AST SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 94.8%
Aerospace & Defense — 1.5%
AerSale Corp.*(a)	44,500	$664,830
Archer Aviation, Inc. (Class A Stock)*(a)	47,088	238,265
Curtiss-Wright Corp.	23,366	4,571,091
Ducommun, Inc.*	23,425	1,019,222
Kratos Defense & Security Solutions, Inc.*	66,271	995,390
Leonardo DRS, Inc.*(a)	120,578	2,013,653
Moog, Inc. (Class A Stock)	22,597	2,552,557
National Presto Industries, Inc.	9,200	666,632
V2X, Inc.*	37,668	1,945,929
		14,667,569
Air Freight & Logistics — 0.5%
Forward Air Corp.	12,100	831,754
Hub Group, Inc. (Class A Stock)*	46,459	3,648,890
Radiant Logistics, Inc.*	50,887	287,511
		4,768,155
Automobile Components — 1.2%
Adient PLC*	117,261	4,303,479
American Axle & Manufacturing Holdings, Inc.*	86,008	624,418
Atmus Filtration Technologies, Inc.*(a)	38,100	794,385
Dana, Inc.	21,649	317,591
Goodyear Tire & Rubber Co. (The)*	143,001	1,777,502
LCI Industries	23,769	2,790,956
Phinia, Inc.	32,000	857,280
Standard Motor Products, Inc.	20,933	703,768
		12,169,379
Automobiles — 0.1%
Thor Industries, Inc.(a)	9,588	912,107
Banks — 13.8%
1st Source Corp.	4,800	202,032
Amalgamated Financial Corp.	11,055	190,367
Ameris Bancorp	119,385	4,583,190
Associated Banc-Corp.(a)	135,888	2,325,044
Atlantic Union Bankshares Corp.(a)	44,818	1,289,862
Axos Financial, Inc.*	15,288	578,804
Banc of California, Inc.(a)	42,389	524,776
Bancorp, Inc. (The)*	10,694	368,943
Bank of Marin Bancorp	32,100	586,788
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	49,317	1,335,504
BankUnited, Inc.	32,300	733,210
Banner Corp.	55,353	2,345,860
BayCom Corp.	11,500	220,915
BCB Bancorp, Inc.	16,800	187,152
Berkshire Hills Bancorp, Inc.	59,655	1,196,083
Bridgewater Bancshares, Inc.*	20,569	194,994
Brookline Bancorp, Inc.	101,305	922,889
Business First Bancshares, Inc.	16,974	318,432
Byline Bancorp, Inc.	47,242	931,140
Cadence Bank(a)	20,100	426,522
Cambridge Bancorp	7,300	454,717
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Camden National Corp.	14,200	$400,724
Capital City Bank Group, Inc.	25,962	774,446
Capitol Federal Financial, Inc.	41,000	195,570
Capstar Financial Holdings, Inc.	8,682	123,198
Cathay General Bancorp	18,600	646,536
Central Pacific Financial Corp.	56,467	941,870
Central Valley Community Bancorp	13,500	190,485
Civista Bancshares, Inc.	12,200	189,100
CNB Financial Corp.	11,500	208,265
Columbia Banking System, Inc.	44,531	903,979
Community Bank System, Inc.	35,019	1,478,152
Community Trust Bancorp, Inc.	15,868	543,638
ConnectOne Bancorp, Inc.	188,152	3,354,750
CrossFirst Bankshares, Inc.*	18,000	181,620
Customers Bancorp, Inc.*	71,263	2,455,010
CVB Financial Corp.(a)	162,143	2,686,710
Dime Community Bancshares, Inc.	62,024	1,237,999
Eagle Bancorp, Inc.	37,100	795,795
Eastern Bankshares, Inc.	190,208	2,385,208
Enterprise Financial Services Corp.	27,930	1,047,375
FB Financial Corp.	51,867	1,470,948
Financial Institutions, Inc.	19,855	334,160
First BanCorp. (Puerto Rico)	198,740	2,675,040
First Bancshares, Inc. (The)	7,700	207,669
First Busey Corp.	20,200	388,244
First Business Financial Services, Inc.	7,800	234,078
First Citizens BancShares, Inc. (Class A Stock)	1,030	1,421,503
First Commonwealth Financial Corp.	14,997	183,113
First Financial Bankshares, Inc.(a)	43,250	1,086,440
First Financial Corp.	32,576	1,101,395
First Foundation, Inc.	29,900	181,792
First Hawaiian, Inc.	33,200	599,260
First Internet Bancorp	28,100	455,501
First Interstate BancSystem, Inc. (Class A Stock)	16,400	409,016
First Merchants Corp.	130,895	3,641,499
First Mid Bancshares, Inc.	14,600	387,776
First of Long Island Corp. (The)	34,300	394,793
Flushing Financial Corp.	46,700	613,171
FNB Corp.	12,376	133,537
FS Bancorp, Inc.	7,800	230,100
German American Bancorp, Inc.	26,270	711,654
Glacier Bancorp, Inc.(a)	41,945	1,195,433
Great Southern Bancorp, Inc.	5,200	249,184
Hancock Whitney Corp.	98,737	3,652,282
Hanmi Financial Corp.	47,200	766,056
Heartland Financial USA, Inc.	6,900	203,067
Heritage Commerce Corp.	104,060	881,388
Heritage Financial Corp.	50,751	827,749
Hilltop Holdings, Inc.	21,300	604,068
Home Bancorp, Inc.	5,700	181,659
Home BancShares, Inc.(a)	77,494	1,622,724
HomeStreet, Inc.	49,400	384,826
HomeTrust Bancshares, Inc.	12,976	281,190
Hope Bancorp, Inc.	170,050	1,504,943
Horizon Bancorp, Inc.	58,100	620,508
Independent Bank Corp. (XNGS)	18,800	922,892
A1

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Independent Bank Corp. (XLON)	35,644	$653,711
Independent Bank Group, Inc.	10,800	427,140
Investar Holding Corp.	17,500	185,325
Kearny Financial Corp.	56,400	390,852
Lakeland Bancorp, Inc.	32,100	405,102
Lakeland Financial Corp.	24,054	1,141,603
Live Oak Bancshares, Inc.	20,188	584,443
Luther Burbank Corp.	22,600	189,840
Mercantile Bank Corp.	12,694	392,372
Mid Penn Bancorp, Inc.	3,622	72,911
Midland States Bancorp, Inc.	24,113	495,281
MidWestOne Financial Group, Inc.	10,300	209,399
MVB Financial Corp.	2,666	60,198
National Bank Holdings Corp. (Class A Stock)	8,685	258,466
NBT Bancorp, Inc.	32,099	1,017,217
Northeast Bank	6,700	295,470
Northeast Community Bancorp, Inc.	14,094	208,027
Northfield Bancorp, Inc.	43,800	413,910
Northrim BanCorp, Inc.	10,118	400,875
OceanFirst Financial Corp.	326,271	4,721,141
OFG Bancorp (Puerto Rico)	106,012	3,165,518
Old National Bancorp(a)	223,256	3,246,142
Old Second Bancorp, Inc.	70,835	964,064
Origin Bancorp, Inc.	36,494	1,053,582
Orrstown Financial Services, Inc.	4,489	94,314
Pacific Premier Bancorp, Inc.	91,354	1,987,863
PacWest Bancorp(a)	102,900	813,939
Parke Bancorp, Inc.	12,000	195,480
Pathward Financial, Inc.	34,422	1,586,510
PCB Bancorp	16,300	251,835
Peapack-Gladstone Financial Corp.	59,550	1,527,458
Peoples Bancorp, Inc.	1,867	47,384
Pinnacle Financial Partners, Inc.	32,934	2,207,895
Popular, Inc. (Puerto Rico)	24,750	1,559,497
Preferred Bank(a)	32,470	2,021,257
Premier Financial Corp.	49,996	852,932
Primis Financial Corp.	24,378	198,681
Provident Financial Services, Inc.(a)	43,100	658,999
QCR Holdings, Inc.	18,509	898,057
RBB Bancorp	16,700	213,426
Renasant Corp.	43,865	1,148,824
S&T Bancorp, Inc.	29,653	803,003
Sandy Spring Bancorp, Inc.	28,600	612,898
Seacoast Banking Corp. of Florida	7,404	162,592
Shore Bancshares, Inc.	19,092	200,848
Sierra Bancorp	15,257	289,273
Simmons First National Corp. (Class A Stock)	36,200	613,952
SmartFinancial, Inc.	3,502	74,838
South Plains Financial, Inc.	2,083	55,075
Southern First Bancshares, Inc.*	8,483	228,532
Southside Bancshares, Inc.(a)	8,257	236,976
SouthState Corp.(a)	70,429	4,744,097
Stock Yards Bancorp, Inc.	24,308	955,061
Synovus Financial Corp.	6,800	189,040
Territorial Bancorp, Inc.	17,000	154,530
Texas Capital Bancshares, Inc.*	10,500	618,450
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Towne Bank	72,015	$1,651,304
TriCo Bancshares	51,351	1,644,773
TrustCo Bank Corp.	18,800	513,052
United Community Banks, Inc.	74,294	1,887,811
Univest Financial Corp.	58,882	1,023,369
Valley National Bancorp(a)	70,500	603,480
Veritex Holdings, Inc.	62,251	1,117,405
Washington Federal, Inc.	94,091	2,410,611
Washington Trust Bancorp, Inc.	22,600	595,058
Western Alliance Bancorp	46,172	2,122,527
Wintrust Financial Corp.	57,861	4,368,505
Zions Bancorp NA	24,000	837,360
		137,347,672
Beverages — 0.2%
Primo Water Corp.	166,528	2,298,086
Biotechnology — 2.0%
2seventy bio, Inc.*	45,972	180,210
Agios Pharmaceuticals, Inc.*(a)	51,671	1,278,857
Akero Therapeutics, Inc.*(a)	12,819	648,385
Alkermes PLC*	30,639	858,199
Allogene Therapeutics, Inc.*(a)	83,164	263,630
Allovir, Inc.*	77,548	166,728
Arcellx, Inc.*(a)	21,411	768,227
Arcus Biosciences, Inc.*(a)	17,445	313,138
Avidity Biosciences, Inc.*	47,238	301,379
BioCryst Pharmaceuticals, Inc.*	38,062	269,479
Biohaven Ltd.*	1,222	31,784
Bluebird Bio, Inc.*(a)	103,776	315,479
Cytokinetics, Inc.*	15,620	460,165
Emergent BioSolutions, Inc.*	190,900	649,060
EQRx, Inc.*	139,538	309,775
Fate Therapeutics, Inc.*	127,676	270,673
Generation Bio Co.*	126,592	479,784
Geron Corp.*	136,253	288,857
Intellia Therapeutics, Inc.*(a)	16,810	531,532
Iovance Biotherapeutics, Inc.*	88,943	404,691
Ironwood Pharmaceuticals, Inc.*	84,900	817,587
Kezar Life Sciences, Inc.*	102,858	122,401
Kymera Therapeutics, Inc.*	47,017	653,536
Lexicon Pharmaceuticals, Inc.*(a)	309,880	337,769
MacroGenics, Inc.*	115,497	538,216
MoonLake Immunotherapeutics*(a)	31,218	1,779,426
Myriad Genetics, Inc.*	46,002	737,872
Prothena Corp. PLC (Ireland)*	17,493	844,037
Recursion Pharmaceuticals, Inc. (Class A Stock)*	35,246	269,632
REGENXBIO, Inc.*	18,444	303,588
Relay Therapeutics, Inc.*(a)	104,910	882,293
SpringWorks Therapeutics, Inc.*(a)	31,507	728,442
Syndax Pharmaceuticals, Inc.*	38,960	565,699
Twist Bioscience Corp.*	48,155	975,620
Veracyte, Inc.*	60,943	1,360,857
Verve Therapeutics, Inc.*(a)	50,797	673,568
		20,380,575

A2

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail — 0.2%
Kohl’s Corp.(a)	19,600	$410,816
Macy’s, Inc.(a)	36,200	420,282
Ollie’s Bargain Outlet Holdings, Inc.*	12,038	929,093
Savers Value Village, Inc.*	34,967	652,834
		2,413,025
Building Products — 1.8%
Armstrong World Industries, Inc.	8,800	633,600
AZZ, Inc.	32,248	1,469,864
Gibraltar Industries, Inc.*	9,888	667,539
Hayward Holdings, Inc.*	154,250	2,174,925
Insteel Industries, Inc.	20,900	678,414
Janus International Group, Inc.*	167,085	1,787,810
JELD-WEN Holding, Inc.*	29,700	396,792
Masonite International Corp.*	13,006	1,212,419
PGT Innovations, Inc.*	32,499	901,847
Resideo Technologies, Inc.*	43,608	689,006
UFP Industries, Inc.	45,920	4,702,208
Zurn Elkay Water Solutions Corp.	85,706	2,401,482
		17,715,906
Capital Markets — 1.9%
AssetMark Financial Holdings, Inc.*	10,088	253,007
Avantax, Inc.*	32,043	819,660
BGC Group, Inc. (Class A Stock)	377,265	1,991,959
Diamond Hill Investment Group, Inc.	2,500	421,425
Evercore, Inc. (Class A Stock)	28,996	3,997,968
Federated Hermes, Inc.	24,200	819,654
Janus Henderson Group PLC	28,900	746,198
P10, Inc. (Class A Stock)	42,701	497,466
Perella Weinberg Partners	67,100	683,078
Piper Sandler Cos.	10,367	1,506,429
PJT Partners, Inc. (Class A Stock)(a)	9,222	732,596
Stifel Financial Corp.	13,164	808,796
StoneX Group, Inc.*	21,804	2,113,244
Victory Capital Holdings, Inc. (Class A Stock)	40,897	1,363,506
Virtu Financial, Inc. (Class A Stock)	45,100	778,877
Virtus Investment Partners, Inc.	8,033	1,622,586
		19,156,449
Chemicals — 2.2%
AdvanSix, Inc.	38,493	1,196,362
Alto Ingredients, Inc.*	134,500	594,490
Ashland, Inc.	44,863	3,664,410
Avient Corp.	60,044	2,120,754
Cabot Corp.	5,900	408,693
Chase Corp.	1,800	229,014
Ecovyst, Inc.*	260,653	2,564,826
Element Solutions, Inc.	72,173	1,415,313
Hawkins, Inc.	3,400	200,090
HB Fuller Co.	6,443	442,054
Ingevity Corp.*	44,867	2,136,118
Innospec, Inc.	6,300	643,860
Methanex Corp. (Canada)	19,031	857,347
Minerals Technologies, Inc.	42,465	2,325,383
NewMarket Corp.	400	182,016
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Orion SA (Germany)	30,226	$643,209
Sensient Technologies Corp.	6,568	384,097
Trinseo PLC	88,800	725,496
Tronox Holdings PLC	55,771	749,562
		21,483,094
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	103,494	4,140,795
ACCO Brands Corp.	143,854	825,722
Brady Corp. (Class A Stock)	10,700	587,644
Brink’s Co. (The)	69,478	5,046,882
CoreCivic, Inc.*	144,853	1,629,596
Ennis, Inc.	20,300	430,766
Healthcare Services Group, Inc.	56,400	588,252
Heritage-Crystal Clean, Inc.*	18,442	836,345
Interface, Inc.	56,000	549,360
MillerKnoll, Inc.	32,300	789,735
Quad/Graphics, Inc.*(a)	36,500	183,595
Viad Corp.*	34,309	898,896
		16,507,588
Communications Equipment — 0.5%
Aviat Networks, Inc.*	7,488	233,625
Cambium Networks Corp.*	50,411	369,513
Clearfield, Inc.*(a)	16,953	485,873
Extreme Networks, Inc.*	86,734	2,099,830
NETGEAR, Inc.*	49,268	620,284
Viavi Solutions, Inc.*	103,814	948,860
		4,757,985
Construction & Engineering — 1.5%
API Group Corp.*(a)	35,560	922,071
Arcosa, Inc.	38,413	2,761,895
Argan, Inc.(a)	16,293	741,657
Comfort Systems USA, Inc.	5,821	991,957
Fluor Corp.*	22,400	822,080
Granite Construction, Inc.(a)	71,572	2,721,167
MasTec, Inc.*(a)	11,554	831,541
MYR Group, Inc.*	10,221	1,377,382
Primoris Services Corp.	60,967	1,995,450
Tutor Perini Corp.*	109,900	860,517
Valmont Industries, Inc.	3,175	762,667
		14,788,384
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*	73,464	2,287,669
Consumer Finance — 1.9%
Bread Financial Holdings, Inc.	23,500	803,700
Encore Capital Group, Inc.*(a)	22,042	1,052,726
Enova International, Inc.*	51,199	2,604,493
FirstCash Holdings, Inc.	46,730	4,690,757
Navient Corp.	55,755	960,101
Nelnet, Inc. (Class A Stock)	17,852	1,594,541
PROG Holdings, Inc.*	42,585	1,414,248
SLM Corp.	390,235	5,315,001
		18,435,567

A3

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The)	29,576	$1,523,460
BJ’s Wholesale Club Holdings, Inc.*(a)	7,158	510,866
Natural Grocers by Vitamin Cottage, Inc.	15,700	202,687
Sprouts Farmers Market, Inc.*(a)	26,952	1,153,546
United Natural Foods, Inc.*	22,560	318,998
		3,709,557
Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	15,415	1,029,876
Myers Industries, Inc.	34,717	622,476
O-I Glass, Inc.*	15,775	263,916
TriMas Corp.	24,000	594,240
		2,510,508
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.*	57,791	2,476,344
Graham Holdings Co. (Class B Stock)	800	466,400
Laureate Education, Inc. (Class A Stock)	310,674	4,380,503
Stride, Inc.*(a)	57,352	2,582,561
		9,905,808
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	9,610	160,775
American Assets Trust, Inc.	5,700	110,865
Armada Hoffler Properties, Inc.	17,151	175,626
Broadstone Net Lease, Inc.(a)	80,078	1,145,116
Empire State Realty Trust, Inc. (Class A Stock)(a)	103,300	830,532
Essential Properties Realty Trust, Inc.(a)	32,129	694,950
		3,117,864
Diversified Telecommunication Services — 0.2%
ATN International, Inc.	3,239	102,223
EchoStar Corp. (Class A Stock)*	30,085	503,924
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	20,376	166,268
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	122,503	999,624
		1,772,039
Electric Utilities — 1.3%
ALLETE, Inc.	15,200	802,560
IDACORP, Inc.	24,440	2,288,806
MGE Energy, Inc.	35,654	2,442,656
Otter Tail Corp.(a)	11,600	880,672
PNM Resources, Inc.	18,100	807,441
Portland General Electric Co.	130,290	5,274,139
		12,496,274
Electrical Equipment — 1.1%
Acuity Brands, Inc.	10,794	1,838,326
Atkore, Inc.*	15,598	2,327,066
Encore Wire Corp.(a)	16,184	2,952,933
EnerSys	16,075	1,521,820
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
GrafTech International Ltd.	161,100	$617,013
Powell Industries, Inc.	8,484	703,323
Preformed Line Products Co.	1,400	227,612
Thermon Group Holdings, Inc.*	23,000	631,810
		10,819,903
Electronic Equipment, Instruments & Components — 3.6%
Avnet, Inc.	74,451	3,587,794
Belden, Inc.	67,141	6,482,464
Benchmark Electronics, Inc.	40,502	982,578
Coherent Corp.*	18,700	610,368
CTS Corp.	22,628	944,493
ePlus, Inc.*	8,700	552,624
Insight Enterprises, Inc.*	25,229	3,670,819
Itron, Inc.*	35,423	2,145,925
Kimball Electronics, Inc.*	22,600	618,788
Knowles Corp.*	265,742	3,935,639
OSI Systems, Inc.*	25,204	2,975,080
PC Connection, Inc.	8,300	443,054
Plexus Corp.*	9,116	847,606
Rogers Corp.*	9,527	1,252,515
Sanmina Corp.*	45,599	2,475,114
ScanSource, Inc.*	34,798	1,054,727
TTM Technologies, Inc.*	127,217	1,638,555
Vishay Intertechnology, Inc.(a)	32,700	808,344
Vontier Corp.	26,100	807,012
		35,833,499
Energy Equipment & Services — 3.1%
Cactus, Inc. (Class A Stock)	18,201	913,872
ChampionX Corp.	85,516	3,046,080
Dril-Quip, Inc.*	29,400	828,198
Expro Group Holdings NV*	107,577	2,499,014
Forum Energy Technologies, Inc.*(a)	24,600	590,892
Helix Energy Solutions Group, Inc.*	53,000	592,010
Helmerich & Payne, Inc.	18,473	778,822
Liberty Energy, Inc.	159,030	2,945,236
National Energy Services Reunited Corp.*	249,225	1,430,551
Newpark Resources, Inc.*	90,200	623,282
Noble Corp. PLC	74,474	3,772,108
Oil States International, Inc.*	55,642	465,724
Patterson-UTI Energy, Inc.	285,197	3,947,126
Precision Drilling Corp. (Canada)*	11,900	797,363
ProPetro Holding Corp.*	154,376	1,641,017
Select Water Solutions, Inc. (Class A Stock)	186,246	1,480,656
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	63,400	675,844
Tidewater, Inc.*	15,042	1,069,035
U.S. Silica Holdings, Inc.*	59,051	829,076
Weatherford International PLC*	20,509	1,852,578
		30,778,484
Entertainment — 0.1%
Vivid Seats, Inc. (Class A Stock)*(a)	95,857	615,402

A4

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services — 3.4%
Alerus Financial Corp.	8,191	$148,912
Enact Holdings, Inc.	29,100	792,393
Essent Group Ltd.	123,962	5,862,163
Euronet Worldwide, Inc.*	2,500	198,450
Federal Agricultural Mortgage Corp. (Class C Stock)	25,836	3,986,495
Jackson Financial, Inc. (Class A Stock)	34,779	1,329,253
Merchants Bancorp	62,432	1,730,615
MGIC Investment Corp.	178,756	2,983,438
Mr. Cooper Group, Inc.*	54,396	2,913,450
NMI Holdings, Inc. (Class A Stock)*	123,906	3,356,613
PennyMac Financial Services, Inc.	11,416	760,306
Radian Group, Inc.(a)	98,933	2,484,208
Repay Holdings Corp.*	181,181	1,375,164
StoneCo Ltd. (Brazil) (Class A Stock)*	123,297	1,315,579
Voya Financial, Inc.	25,102	1,668,028
Walker & Dunlop, Inc.	33,414	2,480,655
Waterstone Financial, Inc.	720	7,884
		33,393,606
Food Products — 1.4%
B&G Foods, Inc.(a)	42,200	417,358
Cal-Maine Foods, Inc.	5,000	242,100
Darling Ingredients, Inc.*	13,443	701,725
Fresh Del Monte Produce, Inc.	63,833	1,649,445
Hostess Brands, Inc.*	186,248	6,203,921
John B. Sanfilippo & Son, Inc.(a)	7,743	765,008
Simply Good Foods Co. (The)*	30,199	1,042,469
TreeHouse Foods, Inc.*	38,347	1,671,162
Utz Brands, Inc.(a)	64,906	871,688
		13,564,876
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	15,627	1,527,539
New Jersey Resources Corp.	14,018	569,551
Northwest Natural Holding Co.	36,954	1,410,165
ONE Gas, Inc.	59,018	4,029,749
Southwest Gas Holdings, Inc.(a)	13,945	842,418
Spire, Inc.	28,409	1,607,381
		9,986,803
Ground Transportation — 0.4%
ArcBest Corp.	26,610	2,704,907
Heartland Express, Inc.	41,100	603,759
Marten Transport Ltd.	19,900	392,229
PAM Transportation Services, Inc.*	7,400	159,470
Saia, Inc.*	1,593	635,049
		4,495,414
Health Care Equipment & Supplies — 1.8%
Alphatec Holdings, Inc.*	81,067	1,051,439
Avanos Medical, Inc.*	49,677	1,004,469
CONMED Corp.	9,878	996,196
Enovis Corp.*	28,208	1,487,408
Haemonetics Corp.*	34,944	3,130,283
Inari Medical, Inc.*	16,940	1,107,876
Inmode Ltd.*(a)	34,732	1,057,937
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Lantheus Holdings, Inc.*	22,466	$1,560,938
LivaNova PLC*	25,925	1,370,914
Neogen Corp.*	71,921	1,333,415
Nevro Corp.*	25,426	488,688
QuidelOrtho Corp.*	23,916	1,746,825
RxSight, Inc.*	55,659	1,552,329
Sight Sciences, Inc.*	118,394	398,988
		18,287,705
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*	11,435	803,995
AdaptHealth Corp.*(a)	64,747	589,198
Amedisys, Inc.*	10,688	998,259
AMN Healthcare Services, Inc.*(a)	14,582	1,242,095
Fulgent Genetics, Inc.*(a)	14,586	390,030
ModivCare, Inc.*	11,409	359,498
National HealthCare Corp.	6,100	390,278
NeoGenomics, Inc.*	200,515	2,466,334
Owens & Minor, Inc.*	37,938	613,078
PetIQ, Inc.*	72,935	1,436,819
Premier, Inc. (Class A Stock)	29,700	638,550
Select Medical Holdings Corp.	15,400	389,158
Surgery Partners, Inc.*(a)	11,062	323,563
		10,640,855
Health Care REITs — 0.6%
CareTrust REIT, Inc.(a)	22,179	454,670
Community Healthcare Trust, Inc.	9,882	293,495
Global Medical REIT, Inc.	12,887	115,596
Physicians Realty Trust(a)	342,351	4,173,259
Sabra Health Care REIT, Inc.	56,683	790,161
		5,827,181
Health Care Technology — 0.5%
Computer Programs & Systems, Inc.*	25,200	401,688
Evolent Health, Inc. (Class A Stock)*	39,535	1,076,538
Health Catalyst, Inc.*	152,966	1,548,016
Phreesia, Inc.*	18,442	344,497
Veradigm, Inc.*	107,381	1,410,986
		4,781,725
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.(a)	116,203	1,782,554
Braemar Hotels & Resorts, Inc.	126,300	349,851
DiamondRock Hospitality Co.(a)	49,554	397,918
Park Hotels & Resorts, Inc.	68,500	843,920
Pebblebrook Hotel Trust(a)	178,361	2,423,926
RLJ Lodging Trust	307,216	3,007,645
Ryman Hospitality Properties, Inc.	43,342	3,609,522
Xenia Hotels & Resorts, Inc.(a)	15,697	184,911
		12,600,247
Hotels, Restaurants & Leisure — 2.3%
Bloomin’ Brands, Inc.	77,450	1,904,496
Bluegreen Vacations Holding Corp.	27,952	1,025,279
Bowlero Corp. (Class A Stock)*(a)	140,006	1,346,858
Boyd Gaming Corp.	33,464	2,035,615

A5

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Brinker International, Inc.*	11,000	$347,490
Dave & Buster’s Entertainment, Inc.*(a)	38,391	1,423,154
Denny’s Corp.*	47,800	404,866
Dine Brands Global, Inc.	24,954	1,233,975
El Pollo Loco Holdings, Inc.	43,500	389,325
Everi Holdings, Inc.*	55,228	730,114
Full House Resorts, Inc.*	55,926	238,804
International Game Technology PLC	119,022	3,608,747
Light & Wonder, Inc.*	25,096	1,790,098
Marriott Vacations Worldwide Corp.	4,666	469,540
SeaWorld Entertainment, Inc.*(a)	59,087	2,732,774
Six Flags Entertainment Corp.*	9,700	228,047
Travel + Leisure Co.	36,378	1,336,164
Wyndham Hotels & Resorts, Inc.	16,643	1,157,354
		22,402,700
Household Durables — 2.3%
Century Communities, Inc.	30,303	2,023,634
GoPro, Inc. (Class A Stock)*	185,666	582,991
Green Brick Partners, Inc.*	4,100	170,191
Helen of Troy Ltd.*	13,533	1,577,407
Installed Building Products, Inc.	8,106	1,012,358
KB Home	9,800	453,544
La-Z-Boy, Inc.	22,000	679,360
M/I Homes, Inc.*	36,559	3,072,418
Meritage Homes Corp.(a)	50,763	6,212,884
Taylor Morrison Home Corp.*(a)	61,546	2,622,475
Tempur Sealy International, Inc.	53,315	2,310,672
Tri Pointe Homes, Inc.*	61,254	1,675,297
		22,393,231
Household Products — 0.3%
Central Garden & Pet Co.*	10,000	441,400
Central Garden & Pet Co. (Class A Stock)*	50,927	2,041,663
Energizer Holdings, Inc.(a)	19,600	627,984
		3,111,047
Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. (Class A Stock)	21,623	430,730
Clearway Energy, Inc. (Class C Stock)(a)	27,108	573,606
		1,004,336
Industrial REITs — 1.0%
First Industrial Realty Trust, Inc.	5,976	284,398
Innovative Industrial Properties, Inc.(a)	4,685	354,467
LXP Industrial Trust	70,212	624,887
Plymouth Industrial REIT, Inc.	27,664	579,561
STAG Industrial, Inc.	108,382	3,740,263
Terreno Realty Corp.(a)	68,539	3,893,015
		9,476,591
Insurance — 3.0%
Ambac Financial Group, Inc.*	31,900	384,714
American Equity Investment Life Holding Co.	19,295	1,034,984
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
AMERISAFE, Inc.	11,742	$587,922
Assured Guaranty Ltd.	47,631	2,882,628
Axis Capital Holdings Ltd.	69,988	3,945,224
Brighthouse Financial, Inc.*	9,100	445,354
CNO Financial Group, Inc.	97,659	2,317,448
Employers Holdings, Inc.	50,987	2,036,931
Enstar Group Ltd.*	10,140	2,453,880
Hanover Insurance Group, Inc. (The)	4,000	443,920
Horace Mann Educators Corp.	27,600	810,888
James River Group Holdings Ltd.	21,233	325,926
Kemper Corp.	18,700	785,961
Lincoln National Corp.	16,300	402,447
Mercury General Corp.	14,200	398,026
ProAssurance Corp.	21,100	398,579
RLI Corp.(a)	12,488	1,696,994
Safety Insurance Group, Inc.	5,700	388,683
Selective Insurance Group, Inc.	18,693	1,928,557
SiriusPoint Ltd. (Bermuda)*	60,100	611,217
Skyward Specialty Insurance Group, Inc.*(a)	9,608	262,875
Stewart Information Services Corp.	19,400	849,720
White Mountains Insurance Group Ltd.	3,238	4,843,044
		30,235,922
Interactive Media & Services — 0.1%
Bumble, Inc. (Class A Stock)*	28,632	427,189
Cars.com, Inc.*	46,025	775,982
QuinStreet, Inc.*	29,999	269,091
		1,472,262
IT Services — 0.2%
Hackett Group, Inc. (The)	34,710	818,809
Information Services Group, Inc.	175,853	770,236
Unisys Corp.*	152,760	527,022
		2,116,067
Leisure Products — 0.6%
Funko, Inc. (Class A Stock)*	60,800	465,120
JAKKS Pacific, Inc.*	21,918	407,456
Johnson Outdoors, Inc. (Class A Stock)	15,300	836,757
Topgolf Callaway Brands Corp.*(a)	246,916	3,417,317
Vista Outdoor, Inc.*	25,200	834,624
		5,961,274
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.*	26,054	744,884
Pacific Biosciences of California, Inc.*(a)	83,341	695,897
		1,440,781
Machinery — 3.3%
3D Systems Corp.*(a)	49,851	244,768
AGCO Corp.	10,088	1,193,209
Albany International Corp. (Class A Stock)	1,887	162,810
Allison Transmission Holdings, Inc.	37,737	2,228,747
Barnes Group, Inc.	17,500	594,475

A6

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Chart Industries, Inc.*(a)	10,671	$1,804,679
Columbus McKinnon Corp.	48,185	1,682,138
Crane Co.	21,438	1,904,552
Enerpac Tool Group Corp.	15,100	399,093
EnPro Industries, Inc.	16,224	1,966,187
ESCO Technologies, Inc.	27,170	2,837,635
Federal Signal Corp.	16,356	976,944
Flowserve Corp.	18,500	735,745
Gates Industrial Corp. PLC*	51,400	596,754
Greenbrier Cos., Inc. (The)	19,700	788,000
Hillenbrand, Inc.	19,100	808,121
Luxfer Holdings PLC (United Kingdom)	5,977	78,000
Miller Industries, Inc.	7,600	297,996
Mueller Industries, Inc.	30,171	2,267,652
Mueller Water Products, Inc. (Class A Stock)	48,100	609,908
SPX Technologies, Inc.*	35,317	2,874,804
Standex International Corp.	8,851	1,289,502
Terex Corp.	85,951	4,952,497
Wabash National Corp.(a)	83,199	1,757,163
		33,051,379
Marine Transportation — 0.2%
Matson, Inc.	22,987	2,039,406
Safe Bulkers, Inc. (Greece)	43,528	141,031
		2,180,437
Media — 1.3%
AMC Networks, Inc. (Class A Stock)*	26,352	310,426
Emerald Holding, Inc.*(a)	35,178	159,004
Entravision Communications Corp. (Class A Stock)	358,301	1,307,799
Gray Television, Inc.	94,221	652,009
John Wiley & Sons, Inc. (Class A Stock)	43,610	1,620,984
Magnite, Inc.*	56,749	427,887
Nexstar Media Group, Inc.	22,307	3,198,155
Stagwell, Inc.*	176,400	827,316
TEGNA, Inc.	276,831	4,033,428
Thryv Holdings, Inc.*	19,331	362,843
		12,899,851
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.	5,552	1,442,021
Arch Resources, Inc.(a)	13,788	2,353,060
ATI, Inc.*	35,450	1,458,767
Commercial Metals Co.	92,290	4,560,049
Compass Minerals International, Inc.	22,400	626,080
Constellium SE*	126,200	2,296,840
Hecla Mining Co.	122,153	477,618
Kaiser Aluminum Corp.	8,400	632,184
Lifezone Metals Ltd. (United Kingdom)*(a)	16,900	207,363
Olympic Steel, Inc.	2,822	158,624
Ryerson Holding Corp.	33,641	978,617
Schnitzer Steel Industries, Inc. (Class A Stock)	13,309	370,656
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
SunCoke Energy, Inc.	26,459	$268,559
Tredegar Corp.	91,510	495,069
Warrior Met Coal, Inc.	3,933	200,898
Worthington Industries, Inc.	4,500	278,190
		16,804,595
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	38,400	388,992
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	21,250	462,187
BrightSpire Capital, Inc.	60,953	381,566
Claros Mortgage Trust, Inc.	18,000	199,440
Dynex Capital, Inc.	37,453	447,189
Ellington Financial, Inc.	5,606	69,907
Granite Point Mortgage Trust, Inc.	79,279	386,882
Great Ajax Corp.	30,200	194,488
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	5,797	122,896
KKR Real Estate Finance Trust, Inc.(a)	24,981	296,524
Ladder Capital Corp.	158,916	1,630,478
MFA Financial, Inc.	191,026	1,835,760
PennyMac Mortgage Investment Trust(a)	194,952	2,417,405
Ready Capital Corp.(a)	17,420	176,116
Redwood Trust, Inc.(a)	123,668	881,753
TPG RE Finance Trust, Inc.(a)	203,405	1,368,916
		11,260,499
Multi-Utilities — 0.4%
Avista Corp.	24,000	776,880
Black Hills Corp.	16,308	825,022
Northwestern Energy Group, Inc.	30,709	1,475,875
Unitil Corp.	23,144	988,480
		4,066,257
Office REITs — 0.4%
Brandywine Realty Trust	102,375	464,782
COPT Defense Properties(a)	57,749	1,376,159
Cousins Properties, Inc.	49,335	1,004,954
Equity Commonwealth	19,126	351,345
Piedmont Office Realty Trust, Inc. (Class A Stock)	70,667	397,148
SL Green Realty Corp.(a)	13,197	492,248
		4,086,636
Oil, Gas & Consumable Fuels — 6.6%
Antero Resources Corp.*	40,439	1,026,342
Baytex Energy Corp. (Canada)(a)	191,289	843,584
Berry Corp.	101,688	833,842
California Resources Corp.	44,956	2,517,986
Callon Petroleum Co.*	22,400	876,288
Chord Energy Corp.	33,574	5,441,338
Civitas Resources, Inc.(a)	32,596	2,636,038
CNX Resources Corp.*(a)	40,279	909,500
CONSOL Energy, Inc.	3,012	315,989
Crescent Energy Co. (Class A Stock)	64,800	819,072

A7

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
CVR Energy, Inc.	22,707	$772,719
Delek US Holdings, Inc.	43,128	1,225,266
DHT Holdings, Inc.	105,123	1,082,767
Dorian LPG Ltd.	36,818	1,057,781
Enerplus Corp. (Canada)	56,404	994,402
Equitrans Midstream Corp.	85,500	801,135
Golar LNG Ltd. (Cameroon)	43,807	1,062,758
Green Plains, Inc.*	27,950	841,295
Gulfport Energy Corp.*	7,656	908,461
International Seaways, Inc.	20,019	900,855
Kinetik Holdings, Inc.(a)	12,500	421,875
Kosmos Energy Ltd. (Ghana)*	429,376	3,512,296
Magnolia Oil & Gas Corp. (Class A Stock)	6,312	144,608
Matador Resources Co.	59,086	3,514,435
Murphy Oil Corp.	97,162	4,406,297
Northern Oil & Gas, Inc.(a)	20,200	812,646
Ovintiv, Inc.(a)	21,262	1,011,433
Par Pacific Holdings, Inc.*	80,634	2,897,986
PBF Energy, Inc. (Class A Stock)	43,920	2,351,038
Peabody Energy Corp.(a)	124,862	3,245,163
Permian Resources Corp.(a)	151,698	2,117,704
REX American Resources Corp.*	10,422	424,384
Scorpio Tankers, Inc. (Monaco)	22,012	1,191,289
SM Energy Co.	116,741	4,628,781
Talos Energy, Inc.*	48,400	795,696
Teekay Tankers Ltd. (Canada) (Class A Stock)	13,730	571,580
Vertex Energy, Inc.*	132,600	590,070
Viper Energy Partners LP	100,936	2,814,096
Vital Energy, Inc.*	15,000	831,300
World Kinect Corp.	160,828	3,607,372
		65,757,467
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,577	142,431
Mercer International, Inc. (Germany)(a)	85,200	731,016
Sylvamo Corp.	9,100	399,854
		1,273,301
Passenger Airlines — 0.3%
Hawaiian Holdings, Inc.*(a)	73,411	464,692
JetBlue Airways Corp.*	62,699	288,415
Joby Aviation, Inc.*(a)	45,158	291,269
SkyWest, Inc.*	33,609	1,409,562
Spirit Airlines, Inc.	36,916	609,114
		3,063,052
Personal Care Products — 0.6%
BellRing Brands, Inc.*	31,375	1,293,591
Edgewell Personal Care Co.(a)	36,434	1,346,601
Herbalife Ltd.*(a)	144,170	2,016,938
Medifast, Inc.(a)	10,400	778,440
Nu Skin Enterprises, Inc. (Class A Stock)	17,700	375,417
USANA Health Sciences, Inc.*	6,700	392,687
		6,203,674
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 0.2%
ANI Pharmaceuticals, Inc.*	7,011	$407,059
Intra-Cellular Therapies, Inc.*	11,488	598,410
NGM Biopharmaceuticals, Inc.*	37,966	40,623
Phibro Animal Health Corp. (Class A Stock)	30,500	389,485
SIGA Technologies, Inc.(a)	33,624	176,526
		1,612,103
Professional Services — 2.7%
Alight, Inc. (Class A Stock)*	338,971	2,403,304
ASGN, Inc.*	49,158	4,015,226
BGSF, Inc.	10,814	103,923
Concentrix Corp.	10,900	873,199
FTI Consulting, Inc.*(a)	13,164	2,348,589
Heidrick & Struggles International, Inc.	46,555	1,164,806
ICF International, Inc.	10,761	1,300,036
KBR, Inc.(a)	7,243	426,902
Kelly Services, Inc. (Class A Stock)	34,800	633,012
Kforce, Inc.	9,500	566,770
Korn Ferry	45,300	2,149,032
Legalzoom.com, Inc.*(a)	145,468	1,591,420
ManpowerGroup, Inc.	11,400	835,848
RCM Technologies, Inc.*	11,600	226,664
Resources Connection, Inc.	55,500	827,505
Science Applications International Corp.	37,251	3,931,471
Sterling Check Corp.*(a)	107,417	1,355,603
TrueBlue, Inc.*	55,900	820,053
TTEC Holdings, Inc.	22,900	600,438
Verra Mobility Corp.*	19,000	355,300
		26,529,101
Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC*(a)	105,900	806,958
Douglas Elliman, Inc.	93,375	211,027
Forestar Group, Inc.*	74,920	2,018,345
Kennedy-Wilson Holdings, Inc.(a)	169,969	2,505,343
Marcus & Millichap, Inc.(a)	26,600	780,444
RE/MAX Holdings, Inc. (Class A Stock)	56,000	724,640
Seritage Growth Properties (Class A Stock), REIT*(a)	111,200	860,688
		7,907,445
Residential REITs — 0.1%
Independence Realty Trust, Inc.	21,003	295,512
UMH Properties, Inc.	21,572	302,439
Veris Residential, Inc.	19,759	326,024
		923,975
Retail REITs — 1.5%
Acadia Realty Trust	175,670	2,520,865
Agree Realty Corp.	44,030	2,432,217
Alexander’s, Inc.	3,100	564,913
Kite Realty Group Trust	75,574	1,618,795
Phillips Edison & Co., Inc.(a)	11,710	392,754
Regency Centers Corp.	2,228	132,432
Retail Opportunity Investments Corp.	127,103	1,573,535

A8

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
RPT Realty	34,891	$368,449
SITE Centers Corp.	324,355	3,999,297
Spirit Realty Capital, Inc.(a)	32,446	1,087,914
		14,691,171
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc. (Class A Stock)*	79,568	1,440,579
Amkor Technology, Inc.	62,504	1,412,590
Cirrus Logic, Inc.*	8,100	599,076
Cohu, Inc.*	69,147	2,381,423
Diodes, Inc.*	7,900	622,836
MACOM Technology Solutions Holdings, Inc.*	13,260	1,081,751
MaxLinear, Inc.*	16,800	373,800
Onto Innovation, Inc.*	8,432	1,075,249
Photronics, Inc.*	99,791	2,016,776
Semtech Corp.*	87,168	2,244,576
Synaptics, Inc.*	30,368	2,716,114
Ultra Clean Holdings, Inc.*	42,923	1,273,525
Veeco Instruments, Inc.*	22,968	645,630
		17,883,925
Software — 1.7%
ACI Worldwide, Inc.*	37,200	839,232
Adeia, Inc.	90,858	970,363
C3.ai, Inc. (Class A Stock)*(a)	5,296	135,154
E2open Parent Holdings, Inc.*	156,144	708,894
Ebix, Inc.(a)	67,200	663,936
InterDigital, Inc.(a)	34,605	2,776,705
LiveRamp Holdings, Inc.*	110,185	3,177,735
Marathon Digital Holdings, Inc.*(a)	16,967	144,220
NCR Corp.*	89,243	2,406,884
ON24, Inc.	70,480	446,138
Riot Platforms, Inc.*(a)	54,155	505,266
Smartsheet, Inc. (Class A Stock)*(a)	29,054	1,175,525
Telos Corp.*	175,700	419,923
Tenable Holdings, Inc.*	29,989	1,343,507
Verint Systems, Inc.*	25,117	577,440
Xperi, Inc.*	49,886	491,876
		16,782,798
Specialized REITs — 0.1%
PotlatchDeltic Corp.(a)	25,765	1,169,473
Specialty Retail — 2.6%
Aaron’s Co., Inc. (The)	57,900	606,213
Academy Sports & Outdoors, Inc.	31,776	1,502,051
Advance Auto Parts, Inc.(a)	7,100	397,103
Asbury Automotive Group, Inc.*(a)	16,797	3,864,486
Boot Barn Holdings, Inc.*(a)	10,130	822,455
Buckle, Inc. (The)	31,006	1,035,290
Caleres, Inc.(a)	36,446	1,048,187
Cato Corp. (The) (Class A Stock)	37,800	289,548
Designer Brands, Inc. (Class A Stock)(a)	33,600	425,376
Foot Locker, Inc.(a)	72,919	1,265,144
Genesco, Inc.*	13,700	422,234
Group 1 Automotive, Inc.	19,549	5,253,012
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Haverty Furniture Cos., Inc.	21,600	$621,648
Hibbett, Inc.	11,600	551,116
Leslie’s, Inc.*(a)	73,700	417,142
LL Flooring Holdings, Inc.*	135,200	428,584
MarineMax, Inc.*	16,700	548,094
ODP Corp. (The)*	21,953	1,013,131
OneWater Marine, Inc. (Class A Stock)*(a)	30,503	781,487
PetMed Express, Inc.	37,200	381,300
Revolve Group, Inc.*	15,700	213,677
Sally Beauty Holdings, Inc.*	49,505	414,852
Signet Jewelers Ltd.(a)	30,970	2,223,956
Sleep Number Corp.*	9,400	231,146
Sonic Automotive, Inc. (Class A Stock)(a)	17,500	835,800
Urban Outfitters, Inc.*	6,400	209,216
Zumiez, Inc.*	12,600	224,280
		26,026,528
Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology, Inc.*(a)	39,351	1,057,361
CPI Card Group, Inc.*	20,442	378,586
		1,435,947
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	5,900	407,985
Crocs, Inc.*	6,461	570,054
G-III Apparel Group Ltd.*	60,662	1,511,697
Hanesbrands, Inc.	101,700	402,732
Kontoor Brands, Inc.(a)	26,131	1,147,412
Lakeland Industries, Inc.(a)	2,852	42,980
Oxford Industries, Inc.(a)	2,100	201,873
Steven Madden Ltd.(a)	95,141	3,022,630
		7,307,363
Tobacco — 0.1%
Vector Group Ltd.(a)	103,942	1,105,943
Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.*	67,691	5,223,714
BlueLinx Holdings, Inc.*	8,789	721,489
Boise Cascade Co.	12,333	1,270,792
GATX Corp.	2,733	297,432
Global Industrial Co.	6,479	217,047
GMS, Inc.*	15,193	971,896
Herc Holdings, Inc.	13,456	1,600,457
MRC Global, Inc.*	92,342	946,506
NOW, Inc.*	238,019	2,825,286
Rush Enterprises, Inc. (Class A Stock)	99,567	4,065,321
Titan Machinery, Inc.*	25,721	683,664
Veritiv Corp.	1,911	322,768
WESCO International, Inc.(a)	11,221	1,613,804
		20,760,176
Water Utilities — 0.1%
American States Water Co.	9,377	737,782
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	40,704	485,599

A9

AST SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Telephone & Data Systems, Inc.	27,400	$501,694
		987,293

Total Common Stocks (cost $991,658,617)		941,349,342
Unaffiliated Exchange-Traded Funds — 3.2%
iShares Russell 2000 Value ETF	114,451	15,513,833
Vanguard Small-Cap Value ETF	101,319	16,159,367

Total Unaffiliated Exchange-Traded Funds (cost $35,074,866)		31,673,200

Total Long-Term Investments (cost $1,026,733,483)		973,022,542
Short-Term Investments — 14.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	13,817,981	13,817,981
PGIM Institutional Money Market Fund (cost $132,484,001; includes $131,883,301 of cash collateral for securities on loan)(b)(wb)	132,562,509	132,482,972

Total Short-Term Investments (cost $146,301,982)		146,300,953

TOTAL INVESTMENTS—112.7% (cost $1,173,035,465)		1,119,323,495

Liabilities in excess of other assets(z) — (12.7)%		(126,049,034)

Net Assets — 100.0%		$993,274,461

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $128,793,662; cash collateral of $131,883,301 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
71	Russell 2000 E-Mini Index	Dec. 2023	$6,385,030	$(19,221)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10